Note 10 - Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
Borrower / Vessel(s)	December 31,	December 31,
	2012	2013
HSH
Warhol / Miss Marilena	29,456	-
Indiana / Tyrrhenian Wave	21,224	-
Britto / Britto	26,393	-
Jeke / Evian (ex Papillon)	15,662	-
DVB
Hongbo / Hongbo	24,289	-
Hongbo / Bridge Loan	3,520	-
ALPHA
Lichtenstein / Lichtenstein	26,819	-
LAURASIA TRADING
The Company	3,032	-
Total	150,395	-
Less-current portion	(150,395)	-
LOANS FROM RELATED PARTIES
CENTRAL MARE INC
The Company	2,218	-
SHIPPING FINANCIAL SERVICES INC
The Company	414	-
Total loans from related parties	2,632
Borrower / Vessel(s)	December 31,	December 31,
	2012	2013
Banksy / Ionian Wave*	19,592	-
Debt related to Vessel held for sale	19,592	-